SHARE-BASED COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2015
SHARE-BASED COMPENSATION PLANS [Abstract]
Summary of the Company's share option activity under 2006 Option Plan and 2007 Incentive Plan
	Number of options	Weighted- average exercise price	Weighted- average remaining contractual life	Aggregate intrinsic value
		($)	(Years)	($)

Outstanding, January 1, 2015	-	-	-	-
Acquired in the Transaction	2,854,000	1.77	3.14	-
Forfeited	(433,950)	1.73		-

Outstanding, December 31, 2015	2,420,050	1.78	2.22	-

Vested and expected to be vested at December 31, 2015	2,420,050	1.78	2.22	-

Exercisable at December 31, 2015	2,420,050	1.78	2.22	-

Summary of the Company's RSU activity under 2007 Incentive Plan
	Number of RSUs	Weighted- average grant date fair value
		($)

Unvested, January 1, 2015	-	-
Acquired in the Transaction	39,839	22.37
Granted	34,433	11.40
Vested	(16,187)	15.13
Forfeited	(6,020)	15.26

Unvested, December 31, 2015	52,065	18.19

Schedule of total compensation expense relating to share options and RSUs recognized
in millions of $	For the year ended December 31,
	2013	2014	2015

Cost of revenues	-	-	0.2
Selling expenses	-	-	0.1
General and administrative expenses	-	-	0.3
Research and development expenses	-	-	0.1

	-	-	0.7